      As filed with the Securities and Exchange Commission on July 30, 1998


                                                File Nos. 33-76146 and 811-8404

===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7


                                       AND


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9


                             SELECT ADVISORS TRUST C
               (Exact Name of Registrant as Specified in Charter)

                     311 PIKE STREET, CINCINNATI, OHIO 45202
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (513) 361-7900

                                 ANDREW S. JOSEF
                         INVESTORS BANK & TRUST COMPANY
                200 CLARENDON STREET, BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                   copies to:

     J. Leland Brewster, Esq.
        Frost & Jacobs LLP                           Edward G. Harness, Jr.
       2500 East 5th Street                      Touchstone Securities, Inc.
          P.O. Box 5715                                311 Pike Street
    Cincinnati, Ohio 45201-5715                    Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Select Advisors Portfolios has also executed this Registration Statement.

    Title of Securities Being Registered:  Shares of Beneficial Interest

===============================================================================


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                             SELECT ADVISORS TRUST C

                                    FORM N-1A
                              CROSS REFERENCE SHEET

Part A
ITEM NO.                                           HEADINGS IN PROSPECTUS

1.  Cover Page ..................................  Cover Page

2.  Synopsis ....................................  Summary; Summary of Expenses

3.  Condensed Financial Information .............  Financial Highlights

4.  General Description of Registrant ...........  Cover Page; Summary; Investment
                                                   Objectives, Policies and Risks;
                                                   Advisor and Portfolio Advisors;
                                                   Management of the Trust and the
                                                   Portfolio Trust

5.  Management of the Funds. ...................   Advisor and Portfolio Advisors;
                                                   Management of the Trust and the
                                                   Portfolio Trust

6.  Capital Stock and Other Securities .........   Cover Page; Purchase of Shares;
                                                   Redemption of Shares; Dividends,
                                                   Distributions and Taxes; Management
                                                   of the Trust and the Portfolio
                                                   Trust; Performance Information;
                                                   Additional Information

7.  Purchase of Securities Being Offered .......   Purchase of Shares; Net Asset Value

8.  Redemption or Repurchase ...................   Redemption of Shares; Net Asset
                                                   Value

9.  Pending Legal Proceedings ..................   Not applicable

Part B                                             HEADINGS IN STATEMENT OF
ITEM NO.                                           ADDITIONAL INFORMATION

10. Cover Page .................................   Cover Page

11. Table of Contents ..........................   Table of Contents

12. General Information and History ............   Not applicable

13. Investment Objectives and Policies .........   Investment Objectives, Policies,
                                                   Restrictions and Risks

14. Management of the Fund .....................   Management of the Trust and the
                                                   Portfolio Trust

15. Control Persons and Principal Holders
    of Securities ..............................   Management of the Trust and the
                                                   Portfolio Trust

16. Investment Advisory and Other Services .....   Management of the Trust and the
                                                   Portfolio Trust

17. Brokerage Allocation and Other
    Practices ..................................   Investment Objectives, Policies,
                                                   Restrictions and Risks

18. Capital Stock and Other Securities .........   Organization of the Trust and the
                                                   Portfolio Trust (See also Prospectus
                                                   -- "Dividends, Distributions and
                                                   Taxes")

19. Purchase, Redemption and Pricing of
    Securities Being Offered ...................   Valuation of Securities; Redemption
                                                   in Kind

20. Tax Status .................................   Taxation (See also Prospectus --
                                                   "Dividends, Distributions and
                                                    Taxes")

21. Underwriters ...............................   Management of the Trust and the
                                                   Portfolio Trust (See also Prospectus
                                                   -- "Management of the Trust and the
                                                   Portfolio Trust")

22. Calculation of Performance
    Information ................................   Performance Information

23. Financial Statements .......................   Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                EXPLANATORY NOTE


     This Post-Effective Amendment to the Registration Statement on Form N-1A of Select Advisors Trust C (the "Trust")(File Nos. 33-76146 and 811-8404) is being filed pursuant to Rule 485(b) of the Securities Act of 1933 in order to electronically file certain exhibits to the Trust's Registration Statement which have previously been filed with the Securities and Exchange Commission in paper form. The prospectus and statement of additional information of the Trust have not changed and are incorporated by reference herein.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

   (a)            FINANCIAL STATEMENTS INCLUDED IN PART A

                  FOR THE REGISTRANT (except Touchstone Value Plus Fund C):

                  Financial Highlights

   (b)            FINANCIAL STATEMENTS INCLUDED IN PART B

                  FOR THE REGISTRANT (except Touchstone Value Plus Fund C and
                    Touchstone Standby Income Fund):

                  Statement of Assets and Liabilities, December 31, 1997 Statement of Operations, for the year ended December 31, 1997 Statement of Changes in Net Assets, for the years ended
                    December 31, 1997 and December 31, 1996
                  Financial Highlights
                  Notes to Financial Statements
                  Report of Independent Accountants

                  FOR TOUCHSTONE STANDBY INCOME FUND

                  Schedule of Investments, December 31, 1997 Statement of Assets and Liabilities, December 31, 1997 Statement of Operations, for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended
                    December 31, 1997 and December 31, 1996
                  Financial Highlights
                  Notes to Financial Statements
                  Report of Independent Accountants

                  FOR SELECT ADVISORS PORTFOLIOS (except Touchstone Value Plus
                    Portfolio):

                  Schedule of Investments, December 31, 1997 Statement of Assets and Liabilities, December 31, 1997 Statement of Operations, for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended
                    December 31, 1997 and December 31, 1996
                  Notes to Financial Statements
                  Supplementary Data
                  Report of Independent Accountants


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   (b)    EXHIBITS:


          (1A)   Amended Declaration of Trust of the Trust.2

          (1B)   Amendment to the Amended Declaration of Trust of the Trust.4

          (2)    By-Laws of the Trust.2


          (3)    Inapplicable.

          (4)    Inapplicable.

          (5)    Inapplicable.


          (6)    Distribution Agreement.6


          (7)    Inapplicable.


          (8)    Custodian Agreement.6

          (9A)   Administration Agreement.3

          (9B)   Transfer Agency Agreement.6

          (9C)   Sponsor Agreement.6

          (9D)   Amendment No. 1 to the Sponsor  Agreement.6

          (9E)   Fund Accounting Agreement.3

          (10)   Opinion  of  counsel.6

          (11)   Consent of independent accountants.5


          (12)   Inapplicable.


          (13)   Investment letter of initial shareholder.6


          (14)   Inapplicable.


          (15)   Distribution and Service Plan.6

          (16)   Method of computation of performance information.6

          (17)   Inapplicable.

          (27)   Financial Data Schedules.5



          1 Incorporated herein by reference from the registration statement of the Registrant on Form N-1A as originally filed with the Securities and Exchange Commission ("SEC") on March 7, 1994.


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          2      Incorporated herein by reference from post-effective amendment
                 No. 2 to the Registration Statement as filed with the SEC on April 29, 1996.

          3 Incorporated herein by reference from post-effective amendment No. 3 to the Registration Statement as filed with the SEC on February 28, 1997.

          4 Incorporated herein by reference from post-effective amendment No. 5 to the Registration Statement as filed with the SEC on February 13, 1998.

          5 Incorporated herein by reference from post-effective amendment No. 6 to the Registration Statement as filed with the SEC on April 28, 1998.

          6      Filed herein.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
         WITH THE TRUST.

   Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


                                 NUMBER OF RECORD
   TITLE OF CLASS                HOLDERS
                                 (as of June 30, 1998)

   Emerging Growth Fund C           545
   International Equity Fund C      544
   Growth & Income Fund C           622
   Balanced Fund C                  427
   Income Opportunity Fund C        619
   Bond Fund C                      266
   Value Plus Fund A                  5
   Standby Income Fund              130


ITEM 27. INDEMNIFICATION.

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this
Section 5.3 a "Disinterested Trustee" is one

(i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Inapplicable.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) Touchstone Securities, Inc. ("Touchstone"), the distributor of the Shares of the Trust, also serves as principal underwriter for other investment companies.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone. Unless otherwise noted, the principal business address of these individuals is Touchstone Securities, Inc., 311 Pike Street, Cincinnati, Ohio 45202. Unless otherwise specified, none of the officers and directors of Touchstone serve as officers and Trustees of the Trust.

                           POSITION AND OFFICES
                           WITH TOUCHSTONE          POSITION AND OFFICES
NAME                       SECURITIES               WITH THE REGISTRANT

James N. Clark*            Director                 none

Edward G. Harness, Jr.     Director and Chief       Chairman of the Board,
                           Executive Officer        President and Chief
                                                    Executive Officer


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Edward S. Heenan*          Controller               Controller

William F. Ledwin*         Director                 none

Donald J. Wuebbling*       Director                 none

James J. Vance             Treasurer                Treasurer

Richard K. Taulbee*        Vice President           none

Carl A. Ramsey**           Vice President           none

E. Duane Clay**            Vice President           none

Patricia Wilson            Chief Compliance         none
                           Officer

J. Thomas Lancaster*       Treasurer                none

Robert F. Morand*          Secretary                none

*    Principal business address is 400 Broadway, Cincinnati, Ohio 45202.
**   Principal business address is 8901 Indian Hills Drive, Omaha, Nebraska
     68114.

(c)  Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

Select Advisors Trust C
311 Pike Street
Cincinnati, OH 45202

Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, OH 45202
(investment advisor)

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(administrator, custodian and fund accounting agent)

Touchstone Securities, Inc.
311 Pike Street
Cincinnati, OH 45202

ITEM 31.  MANAGEMENT SERVICES.

   Not applicable.

ITEM 32.  UNDERTAKINGS.


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 (a)  Not applicable.


 (b)  Not applicable.


 (c) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

 (d)  The Registrant undertakes to comply with Section 16(c) of the 1940 Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A (the "Registration Statement") to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of July, 1998.


                                                 SELECT ADVISORS TRUST C

                                              By: /s/ ANDREW S. JOSEF

                                                  Andrew S. Josef, Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 28, 1998.


SIGNATURE                                                  TITLE


/s/ EDWARD G. HARNESS, JR.*                  Trustee, President, Chief
Edward G. Harness, Jr.                       Executive Officer and
                                             Chairman of the Board

/s/ WILLIAM J. WILLIAMS*                     Trustee
William J. Williams

/s/ JOSEPH S. STERN, JR.*                    Trustee
Joseph S. Stern, Jr.

/s/ PHILLIP R. COX*                          Trustee
Phillip R. Cox

/s/ DAVID POLLAK*                            Trustee
David Pollak

/s/ ROBERT E. STAUTBERG*                     Trustee
Robert E. Stautberg

/s/ JAMES J. VANCE*                          Treasurer (Principal Financial
James J. Vance                               Officer and Principal Accounting
                                             Officer)


*By:  /s/ ANDREW S. JOSEF
      Andrew S. Josef, as Attorney-in-Fact
      (pursuant to powers of attorney filed herewith).

                                   SIGNATURES


Select Advisors Portfolios has duly caused this Registration Statement on Form N-1A (the "Registration Statement") of Select Advisors Trust C (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of July, 1998.


                                 SELECT ADVISORS PORTFOLIOS

                             By: /s/ ANDREW S. JOSEF
                                 Andrew S. Josef, Secretary

This Registration Statement of Select Advisors Trust C has been signed below by the following persons in the capacities indicated on July 28, 1998.


SIGNATURE                                    TITLE


/s/ EDWARD G. HARNESS, JR.*                  Trustee, President, Chief
Edward G. Harness, Jr.                       Executive Officer and
                                             Chairman of the Board of Select
                                             Advisors Portfolios

/s/ WILLIAM J. WILLIAMS*                     Trustee of Select Advisors
William J. Williams                          Portfolios

/s/ JOSEPH S. STERN, JR.*                    Trustee of Select Advisors
Joseph S. Stern, Jr.                         Portfolios

/s/ PHILLIP R. COX*                          Trustee of Select Advisors
Phillip R. Cox                               Portfolios

/s/ DAVID POLLAK*                            Trustee of Select Advisors
David Pollak                                 Portfolios

/s/ ROBERT E. STAUTBERG*                     Trustee of Select Advisors
Robert E. Stautberg                          Portfolios

/s/ JAMES J. VANCE*                          Treasurer (Principal Financial
James J. Vance                               Officer and Principal Accounting
                                             Officer) of Select Advisors
                                             Portfolios


*By: /s/ ANDREW S. JOSEF
     Andrew S. Josef, as Attorney-in-Fact
    (pursuant to powers of attorney filed herewith).

                                  EXHIBIT INDEX

EXHIBIT NO.                    DESCRIPTION


           (6)                 Distribution Agreement

           (8)                 Custodian Agreement

           (9B)                Transfer Agency Agreement

           (9C)                Sponsor Agreement

           (9D)                Amendment No. 1 to the Sponsor Agreement

           (10)                Opinion of counsel

           (13)                Investment letter of initial shareholder

           (15)                Distribution and Service Plan

           (16)                Method of computation of performance information